Tax	6 Months Ended
Jun. 30, 2021
Tax
Tax

5. Tax

The actual tax charge differs from the expected tax charge computed by applying the standard UK corporation tax rate of 19% (2020 - 19%), as analysed below:

	Half year ended
	30 June	30 June
	2021	2020
	£m	£m
Profit/(loss) before tax	2,505	(770)
Expected tax (charge)/credit	(476)	146
Losses and temporary differences in period where no deferred tax assets recognised	(6)	(38)
Foreign profits taxed at other rates	4	(24)
Items not allowed for tax:
- losses on disposals and write-downs	(3)	(14)
- UK bank levy	(11)	(15)
- regulatory and legal actions	3	20
- other disallowable items	(10)	(23)
Non-taxable items	25	68
Taxable foreign exchange movements	—	(2)
Losses bought forward and utilised	6	23
Decrease in the carrying value of deferred tax assets in respect of:
- UK losses	(5)	(56)
- Ireland losses	(35)	(20)
Banking surcharge	(173)	52
Tax on paid-in equity	32	38
UK tax rate change impact	206	75
Adjustments in respect of prior periods	8	(22)
Actual tax (charge)/credit	(435)	208

At 30 June 2021, NatWest Group has recognised a deferred tax asset of £1,150 million (31 December 2020 - £901 million) and a deferred tax liability of £303 million (31 December 2020 - £291 million). These include amounts recognised in respect of UK trading losses of £972 million (31 December 2020 - £862 million). Under UK tax legislation, these UK losses can be carried forward indefinitely. NatWest Group has considered the carrying value of this asset as at 30 June 2021 and concluded that it is recoverable based on future profit projections.

It was announced in the UK Government’s Budget on 3 March 2021 that the main UK corporation tax rate will increase from 19% to 25% from 1 April 2023. This legislative change was enacted on 10 June 2021. NatWest Group’s closing deferred tax assets and liabilities have therefore been recalculated taking into account this change of rate and the applicable period the deferred tax assets and liabilities are expected to crystallise. As a result, the net deferred tax asset position in NatWest Group has increased by £176 million, with a £206 million credit included in the income statement (refer to reconciling item above), and a £30 million charge included in other comprehensive income. There is an ongoing HM Treasury review of the bank surcharge rate to ensure that the combined rate of corporation tax applicable to banking entities remains competitive.